Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingencies
Revolving Lines of Credit

Yen (millions)
Total commitment available	11,289
Less amount utilized	1,087

Balance available	10,202

Trade Notes Discounted and Endorsed

	Yen (millions)
	2011	2010
Notes discounted	3,593	3,497
Notes endorsed	1,851	2,538

	5,444	6,035

Product Warranties

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	56,957	60,449	73,715
Expense recognized upon issuance of warranties	20,755	20,806	34,990
Usage	(19,219)	(21,696)	(43,369)
Other, including effect of foreign currency translation	(3,164)	(2,602)	(4,887)

Balance at end of year	55,329	56,957	60,449